Exploration and Evaluation Assets (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2024 customers m	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) m	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets			$ 11,352	$ 29,936
Write-downs (reversals of write-downs) of property, plant and equipment		$ 10,700	12,051	0
Purchase of exploration and evaluation assets			8,629	$ 13,475
Exploration Drilling, Area | m	28,000
Furnas Project
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of exploration and evaluation assets			$ 4,900
Proportion of ownership interest in joint venture	60.00%
Number Of Phases Of Project Work | customers	3
Feasibility Study Completion Phase 2, Period	24 months
Exploration Drilling Phase Two, Area | m			17,000
Exploration Drilling Phase Three, Area | m	45,000
Caraíba (Brazil)
Disclosure of detailed information about property, plant and equipment [line items]
Transfers			$ 11,700